ARMADA FUNDS

                           A, B and C Shares (Retail)


   Supplement dated November 30, 2004 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

On November 19, 2004, the Board of Directors of the Armada Funds approved the imposition of a 2.00% redemption fee for Class C Shares of the Armada International Equity Fund, Armada Small Cap Core Fund, Armada Small Cap Growth Fund, and Armada Small Cap Value Fund effective January 10, 2005.

THE FOLLOWING INFORMATION REPLACES THE CLASS C SECTIONS OF THE "SHAREHOLDER FEES" TABLES FOR THE INTERNATIONAL EQUITY FUND, SMALL CAP CORE FUND, SMALL CAP GROWTH FUND AND SMALL CAP VALUE FUND FOUND ON PAGES 22, 23 AND 24 OF THE PROSPECTUS UNDER THE RESPECTIVE SECTIONS ENTITLED "FUND FEES & EXPENSES".

------------------------------------------------------------------------------------------------------------
                                              INTERNATIONAL    SMALL CAP    SMALL CAP GROWTH   SMALL CAP
                                               EQUITY FUND     CORE FUND          FUND         VALUE FUND
------------------------------------------------------------------------------------------------------------
                                                 CLASS C        CLASS C          CLASS C        CLASS C
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on             None           None            None            None
Purchases (as a percentage of offering price)
------------------------------------------------------------------------------------------------------------
Maximum Deferred Sales Charge (Load) (as a
percentage of net asset value)                    1.00% 3         1.00% 3         1.00% 3         1.00% 3
------------------------------------------------------------------------------------------------------------
Maximum Sales Charge (Load) Imposed on
Reinvested Dividends and Other Distributions
(as a percentage of offering price)                None           None            None            None
------------------------------------------------------------------------------------------------------------
Redemption Fee (as a percentage of amount
redeemed, if applicable)                          2.00% 4         2.00% 4         2.00% 4         2.00% 4
------------------------------------------------------------------------------------------------------------
Exchange Fee                                       None           None            None            None
------------------------------------------------------------------------------------------------------------

3 A contingent deferred sales charge is charged only with respect to Class C
  Shares redeemed prior to eighteen months from the date of purchase.
4 The redemption fee is calculated as a percentage of the amount redeemed (using standard rounding criteria), and may be charged when you sell or exchange your shares within 60 days of purchase. The fee is retained by the Fund and withheld from redemption proceeds. For more details, see "Redemption Fee" section of this prospectus.

THE FOLLOWING INFORMATION IS ADDED AFTER THE SECOND PARAGRAPH UNDER THE SECTION ENTITLED "REDEMPTION FEE" ON PAGE 86 OF THE PROSPECTUS:

Effective January 10, 2005, the Funds identified below will charge a redemption fee of 2.00% on proceeds from shares redeemed or exchanged within 60 days following their acquisition (either by purchase or exchange):

Armada International Equity Fund - Class C
Armada Small Cap Core Fund - Class C
Armada Small Cap Growth Fund - Class C
Armada Small Cap Value Fund - Class C

On November 19, 2004, the Board of Directors of the Armada Funds approved a change in the benchmark index for the Armada Ultra Short Bond Fund from the Merrill Lynch 1-3 Year U.S. Corporate/Government Index to the Merrill Lynch 1 Year U.S. Treasury Index ("Treasury Index"). The Fund has selected the Treasury Index because the Adviser believes the Treasury Index more appropriately reflects the type and duration of securities held in the portfolio and provides the best comparative performance information.

THE PERFORMANCE TABLE IN THE SECTION ENTITLED "PERFORMANCE INFORMATION" ON PAGE 53 OF THE PROSPECTUS (INCLUDING ALL FOOTNOTES THERETO), IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX AND THE MERRILL LYNCH 1 YEAR U.S. TREASURY INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------------------------------
                   CLASS I SHARES                        1 YEAR    SINCE INCEPTION    DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
Armada Ultra Short Bond Fund                                                            12/2/02

       Returns Before Taxes                               1.76%         2.12%

       Returns After Taxes on Distributions               1.14%         1.50%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                                1.14%         1.44%
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S. Corporate/Government Index 1
(reflects no deduction for fees, expenses or taxes)       2.74%         3.49%            Since 11/30/02
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1 Year U.S. Treasury Index 2 (reflects
no deduction for fees, expenses or taxes)                 1.45%         1.69%
--------------------------------------------------------------------------------------------------------

1 The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

2 The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ARM-SU-001-1004

                                  ARMADA FUNDS

                            I Shares (Institutional)

   Supplement dated November 30, 2004 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                            be read in conjunction with the Prospectus.

On November 19, 2004, the Board of Directors of the Armada Funds approved a change in the benchmark index for the Armada Ultra Short Bond Fund from the Merrill Lynch 1-3 Year U.S. Corporate/Government Index to the Merrill Lynch 1 Year U.S. Treasury Index ("Treasury Index"). The Fund has selected the Treasury Index because the Adviser believes the Treasury Index more appropriately reflects the type and duration of securities held in the portfolio and provides the best comparative performance information.

THE PERFORMANCE TABLE IN THE SECTION ENTITLED "PERFORMANCE INFORMATION" ON PAGE 51 OF THE PROSPECTUS (INCLUDING ALL FOOTNOTES THERETO), IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX AND THE MERRILL LYNCH 1 YEAR U.S. TREASURY INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------------------------------
                   CLASS I SHARES                       1 YEAR     SINCE INCEPTION    DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
Armada Ultra Short Bond Fund                                                              12/2/02

       Returns Before Taxes                              1.76%          2.12%

       Returns After Taxes on Distributions              1.14%          1.50%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                               1.14%          1.44%
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S. Corporate/Government Index 1
(reflects no deduction for fees, expenses or taxes)      2.74%          3.49%            Since 11/30/02
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1 Year U.S. Treasury Index 2 (reflects
no deduction for fees, expenses or taxes)                1.45%          1.69%
--------------------------------------------------------------------------------------------------------

1 The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

2 The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ARM-SU-001-1004

                                  ARMADA FUNDS

                                    R Shares

   Supplement dated November 30, 2004 to the Prospectus dated October 1, 2004

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

On November 19, 2004, the Board of Directors of the Armada Funds approved a change in the benchmark index for the Armada Ultra Short Bond Fund from the Merrill Lynch 1-3 Year U.S. Corporate/Government Index to the Merrill Lynch 1 Year U.S. Treasury Index ("Treasury Index"). The Fund has selected the Treasury Index because the Adviser believes the Treasury Index more appropriately reflects the type and duration of securities held in the portfolio and provides the best comparative performance information.

THE PERFORMANCE TABLE IN THE SECTION ENTITLED "PERFORMANCE INFORMATION" ON PAGE 51 OF THE PROSPECTUS (INCLUDING ALL FOOTNOTES THERETO), IS REMOVED IN ITS ENTIRETY AND REPLACED WITH THE FOLLOWING:

THIS TABLE COMPARES THE FUND'S AVERAGE ANNUAL TOTAL RETURNS FOR CLASS I SHARES FOR THE PERIODS ENDED DECEMBER 31, 2003 TO THOSE OF THE MERRILL LYNCH 1-3 YEAR U.S. CORPORATE/GOVERNMENT INDEX AND THE MERRILL LYNCH 1 YEAR U.S. TREASURY INDEX. AFTER-TAX RETURNS ARE CALCULATED USING THE HISTORICAL HIGHEST INDIVIDUAL FEDERAL MARGINAL INCOME TAX RATES AND DO NOT REFLECT THE IMPACT OF STATE AND LOCAL TAXES. ACTUAL AFTER-TAX RETURNS DEPEND ON AN INVESTOR'S TAX SITUATION AND MAY DIFFER FROM THOSE SHOWN. AFTER-TAX RETURNS SHOWN ARE NOT RELEVANT TO INVESTORS WHO HOLD THEIR FUND SHARES THROUGH TAX-DEFERRED ARRANGEMENTS, SUCH AS 401(K) PLANS OR INDIVIDUAL RETIREMENT ACCOUNTS.

--------------------------------------------------------------------------------------------------------
                   CLASS I SHARES                       1 YEAR     SINCE INCEPTION    DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
Armada Ultra Short Bond Fund                                                             12/2/02
       Returns Before Taxes                              1.76%         2.12%

       Returns After Taxes on Distributions              1.14%         1.50%

       Returns After Taxes on Distributions and
       Sale of Fund Shares                               1.14%         1.44%
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1-3 Year U.S. Corporate/Government Index 1
(reflects no deduction for fees, expenses or taxes)      2.74%         3.49%             Since 11/30/02
--------------------------------------------------------------------------------------------------------
Merrill Lynch 1 Year U.S. Treasury Index 2 (reflects
no deduction for fees, expenses or taxes)                1.45%         1.69%
--------------------------------------------------------------------------------------------------------

1 The Merrill Lynch 1-3 Year U.S. Corporate/Government Index is a market capitalization weighted index including U.S. Treasury and Agency bonds and U.S. fixed coupon investment grade corporate bonds (U.S. domestic and Yankee/global bonds). U.S. Treasury bonds must have at least $1 billion face value outstanding and agency and corporate bonds must have at least $150 million face value outstanding to be included in the index. Both total return and price returns are calculated daily. Prices are taken as of approximately 3 p.m. Eastern Time. Quality range is BBB3-AAA based on composite Moody and S&P ratings. Maturities for all bonds are greater than or equal to one year and less than three years. Floaters, Equipment Trust Certificates, and Title 11 securities are excluded.

2 The Merrill Lynch 1 Year U.S. Treasury Index, a market capitalization weighted index including U.S. Treasuries, is an unmanaged index not available for direct investment.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
ARM-SU-001-1004